Offerings - Offering: 1	Feb. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	1,998,401
Proposed Maximum Offering Price per Unit	15.26
Maximum Aggregate Offering Price	$ 30,495,599.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,211.44
Offering Note	(1) The shares of Class A Common Stock will be offered for resale by the selling stockholder pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Class A Common Stock issuable by reason of any stock dividend, stock split, or other distribution, recapitalization or other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices for a share of registrant's Class A Common Stock as reported on the New York Stock Exchange on January 28, 2026 (such date being within five business day of the date that this registration statement was filed the U.S. Securities and Exchange Commission).